Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Central Index Key	0000874761
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Registrant Name	THE AES CORPORATION
Document Fiscal Year Focus	2025
Document Period End Date	Dec. 31, 2025